Supplementary Financial Statement Information (Tables)	12 Months Ended
Dec. 31, 2019
Supplementary Financial Statement Information [Abstract]
Schedule of supplementary financial statement information

Balance sheets:

	December 31
	2019	2018
a. Accounts receivable and prepaid expenses
Institutions	$124	$125
Prepaid expenses	84	105
Other	62	104
	$270	$334
b. Trade payable, breakdown by currency:
USD	$35	$180
NIS	798	442
	$833	$622
c. Accounts payable and accruals - other:
Employees and institutions for employees	$799	$385
Provisions for vacation and others	245	196
Other	159	38
	$1,203	$619

Statements of operations:

d.	Revenues

1)	Disaggregated revenues

	Year ended December 31
	2019	2018	2017
Revenues from the sales of goods	$1,949	$739	$463
Revenues from the rendering of services	369	190	-
Revenues from licensing agreement (see Note 2(l))	-	4,085	-
Total revenues	$2,318	$5,014	$463

2)	Revenues by geographical area (based on the location of customers):

	Year ended December 31
	2019	2018	2017
United states and Canada	$2,078	$4,868	$223
Europe	240	146	240
Total revenues	$2,318	$5,014	$463

3)	Major customers

Set forth below is a breakdown of the Company's revenue by major customers (major customer –revenues from these customers constitute at least 10% of total revenues in a certain year):

	2019	2018	2017
Customer A	1,374	4,274	191

Customer B	-	-	145

Customer C	-	-	82

Customer D	419	505	-

Customer E	242	-	-

4)	The changes in deferred revenues relating to goods that were not yet delivered are as follows:

	2019	2018
Balance at beginning of year	$(1,950)	$-
Contract liability recognized due to LB agreement	-	(1,959)
Revenue recognized during the period	1,008	9
Balance at end of year(1)	(942)	(1,950)
Contract liability presented in current liabilities	(942)	(970)
Contract liability presented in non-current liabilities	-	(980)

(1)	Represents the unfulfilled performance obligation related to First BioInk.

e.	Long-lived assets

All of the Company's long-lived assets are located in Israel.

f.	Research and development

	Year ended December 31
	2019	2018	2017
Payroll and related expenses	$1,954	$1,968	$2,136
Share-based payments	549	457	333
Subcontractors and consultants	77	296	551
Consumables and materials	304	309	194
Depreciation and amortization	354	220	227
Rent and maintenance	980	780	750
Other	224	174	299
	4,442	4,204	4,490
Less:
Participation in R&D expenses	-	-	(159)
IIA participation in R&D expenses, see Note 7(a)	(28)	(327)	(425)
	(28)	(327)	(584)
	$4,414	$3,877	$3,906

g.	General, administrative and marketing

	Year ended December 31
	2019	2018	2017
Payroll and related expenses	$1,293	$1,152	$813
Share-based payments (1)	576	977	623
Directors' salary and insurance	415	168	114
Rent and office maintenance	84	89	89
Professional services	1,012	1,111	667
Depreciation	33	23	13
Other	243	203	147
	$3,656	$3,723	$2,466

(1)	Share-based payments expenses for the year ended December 31, 2018 and 2017, include amount of $583 and $425, respectively, due to services received from Alpha, and none for the year ended December 31, 2019.

h.	Financial expenses

	Year ended December 31
	2019	2018	2017
Financial expenses:
Bank and other fees	$63	$17	$9
Remeasurement of financial instruments	3,230	2,154	17
Other financing expenses	10	9	21
Total financial expenses	$3,303	$2,180	$47